SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES:

                                -----------------

                           DWS Core Fixed Income Fund

Effective immediately, Thomas J. Flaherty will no longer serve as Senior Portfolio Manager of the above-listed fund. All references to Mr. Flaherty are hereby deleted.















               Please Retain This Supplement for Future Reference

                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group

January 14, 2009
DTXIF1-3601